INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP (Tables)	12 Months Ended
Dec. 31, 2024
INVESTMENT IN KIRKLAND LAKE DISCOVERIES CORP
Schedule of summarised financial information of the company's investment in associates

	December 31, 2024	December 31, 2023
	$	$
Summarised Statement of Financial Position
Current assets	1,913,417	4,601,136
Non-current assets	4,551,364	4,583,769
Current liabilities	(576,261)	(322,453)
Non-current liabilities	—	—
Net assets	5,888,520	8,862,452
The Company’s ownership interest	25.91%	32.29%
Share of Kirkland Lake Discoveries Corp.’s net assets	1,525,756	2,861,250

Summarised Statement of Loss and Comprehensive Loss
Net loss and comprehensive loss for the period	(4,047,447)	(2,465,518)
Share of Kirkland Lake Discoveries Corp.’s loss for the period	(1,306,722)	(795,995)

Schedule of movement in investment in associates

Net Carrying amount – May 25, 2023	$4,657,482
Share of loss from operations of associate during the period	(795,995)
Impairment of equity investment	(1,000,237)
Net Carrying amount – December 31, 2023	$2,861,250
Share of loss from operations of associate during the period	(1,306,722)
Loss on dilution of equity investment	(28,772)
Net Carrying amount – December 31, 2024	$1,525,756